CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Comprehensive Income (loss)
Net income (loss)	$ (12,311)	$ (17,787)	$ 6,448
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustment	359	377	(384)
Comprehensive income (loss)	(11,952)	(17,410)	6,064
Less: comprehensive loss attributable to non-controlling interests	1,024	(452)	(1,079)
Comprehensive income (loss) attributable to AirNet Technology Inc.'s shareholders	$ (12,976)	$ (16,958)	$ 7,143